Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity under the Plans
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	3,814,659	$2.17	6.8	$—
Granted	—	—
Exercised	—	—
Cancelled	—	—
Forfeited	—	—
Outstanding as of June 30, 2021	3,814,659	$2.17	6.3	$—
Options vested and exercisable as of June 30, 2021	2,830,253	$1.99	5.3	$—

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2019	2,307,640	$1.70	5.1	$—
Granted	1,806,229	2.69
Exercised	—	—
Cancelled	(142,500)	1.49
Forfeited	(156,710)	1.98
Outstanding as of December 31, 2020	3,814,659	$2.17	6.8	$—
Options vested and exercisable as of December 31, 2020	2,320,686	$1.86	6.9	$—

Schedule of stock-based compensation expense
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Selling and marketing	$5	$—	$10	$—
Research and development	16	19	32	40
General and administrative	156	51	311	104
Total stock-based compensation expense	$177	$70	$353	$144

	Years Ended December 31,
	2020	2019
Selling and marketing	$183	$—
Research and development	189	108
General and administrative	453	251
Total stock-based compensation expense	$825	$359

Schedule of weighted-average assumptions
	Years Ended December 31,
	2020	2019
Expected volatility	59.66%	58.13%
Weighted-average risk-free interest rate	1.59%	2.58%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4.00	4.00